Investment in finance leases, net - Schedule of Minimum Future Lease Payments to be Received on Finance and Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Flight Equipment, Net [Abstract]
2025	$ 310,042
2026	265,599
2027	207,818
2028	147,522
2029	138,384
Thereafter	637,117
Undiscounted cash flows receivable	1,706,482
Less: Unearned income	(487,729)
Less: Allowance for credit losses (Note 27)	(10,168)	$ (8,924)
Direct financing leases, lease receivable	$ 1,208,585